SHARE-BASED COMPENSATION PLANS - Award Plan (Details)	12 Months Ended
	Dec. 31, 2018 shares day	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of trading days to determine weighted average trading price for instruments granted | day	5
Number of instruments outstanding, beginning of period (in shares)	823,487	426,395	318,762
Number of instruments granted (in shares)	880,200	652,740	284,771
Number of instruments exercised (in shares)	(317,840)	(175,833)	(113,457)
Number instruments forfeited (in shares)	(202,846)	(79,815)	(63,681)
Number of instruments outstanding, end of period (in shares)	1,183,001	823,487	426,395
Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days to determine weighted average trading price for instruments granted | day	5
Forfeiture rate	5.00%
Number of instruments outstanding, beginning of period (in shares)	573,055	303,335	249,240
Number of instruments granted (in shares)	335,800	370,000	145,085
Number of instruments exercised (in shares)	(77,870)	(61,920)	(70,430)
Number instruments forfeited (in shares)	(67,910)	(38,360)	(20,560)
Number of instruments outstanding, end of period (in shares)	763,075	573,055	303,335
Bottom of range | Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate	3.00%
Bottom of range | Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	0.00%
Top of range | Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate	10.00%
Top of range | Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	200.00%